Leases - Summary of Cash Flow Information Related to Leases (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	¥ 456,697	¥ 268,290	¥ 486,260
Operating cash outflows from finance leases (interest payments)	0	40,205	22,846
Financing cash outflows from finance leases	31,767	113,943	15,355
Leased assets obtained in exchange for operating lease liabilities	186,698	(316,558)	1,162,151
Leased assets obtained in exchange for finance lease liabilities	¥ 0	¥ 0	¥ 1,001,820